Secondary Market Lending	12 Months Ended
Dec. 31, 2013
Secondary Market Lending [Abstract]
Secondary Market Lending

NOTE 10 - SECONDARY MARKET LENDING

As part of its normal business activity, the Bank services loans for others, including substantially all qualifying fixed rate residential mortgage loans which it originates and sells in the secondary market with servicing retained.  Serviced loans are not reported as assets of the Bank and amounted to $160,150,000 and $26,496,000 as of December 31, 2013 and 2012, respectively.

Loans sold in the secondary market amounted to $12,241,000 in 2013, $8,052,000 in 2012, and $4,521,000 in 2011, resulting in gain on sales of loans of $331,000 in 2013, $246,000 in 2012, and $115,000 in 2011.

The following is a summary of activity for capitalized mortgage servicing rights for the years ended December 31, 2013, 2012, and 2011 (dollars in thousands):

	2013	2012	2011

Beginning of year	$144	$141	$161
Business combination	1,135	0	0
Capitalized servicing rights	104	65	39
Amortized to expense	(68)	(62)	(59)

End of year	$1,315	$144	$141

Mortgage servicing rights are included in other assets in the accompanying consolidated balance sheets.